Earnings Per Share	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

8. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three- and nine-month periods ended September 30, 2011 and 2010:

	For the three months ended September 30,		For the nine months ended September 30,

	2011	2010	2011	2010
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$279,255	$247,788	$760,717	$707,173
less:
Dividend preference on Preference shares	28	26	83	77
Income available to all classes of shares	$279,227	$247,762	$760,634	$707,096

Denominators:
Weighted average number of:
Ordinary shares outstanding	299,280,448	297,244,371	298,714,674	296,370,673
Preference shares outstanding	3,964,914	3,914,044	3,960,315	3,901,126
Total weighted average shares outstanding	303,245,362	301,158,415	302,674,989	300,271,799
Potentially dilutive Ordinary shares	1,869,658	1,375,974	1,588,786	1,072,429
Potentially dilutive Preference shares	20,342	43,389	20,099	41,626
Total weighted average Ordinary shares outstanding assuming dilution	301,150,106	298,620,345	300,303,460	297,443,102
Total weighted average Preference shares outstanding assuming dilution	3,985,256	3,957,433	3,980,414	3,942,752

Basic income per Ordinary share	$0.92	$0.82	$2.51	$2.35
Plus preference per Preference shares	0.01	0.01	0.02	0.02
Basic income per Preference share	$0.93	$0.83	$2.53	$2.37

Fully diluted income per Ordinary share	$0.92	$0.82	$2.50	$2.35
Plus preference per Preference shares	0.00	0.01	0.02	0.02
Fully diluted income per Preference share	$0.92	$0.83	$2.52	$2.37